Leases (Details) (USD $)	Dec. 31, 2012
Future minimum rental payments required under noncancelable operating leases with initial terms in excess of one year
December 31, 2013	$ 226,537
December 31, 2014	197,004
December 31, 2015	189,504
December 31, 2016	182,004
December 31, 2017	41,292
Thereafter	$ 198,000